Long-Term Debt	12 Months Ended
Dec. 31, 2025
Borrowing costs Abstract [Abstract]
Long-Term Debt	Long-Term Debt

(in millions)	December 31, 2025	December 31, 2024
Current:
Term loans and other	$86	$753
Non-current:
Term loans and other	1,065	1,053
Total	$1,151	$1,806
Movements in interest bearing borrowings for the years ended December 31, 2025 and 2024 were as follows:

(in millions)	December 31, 2025	December 31, 2024
Opening balance	$1,806	$2,372
New loans and borrowings	20	31
Repayments	(757)	(575)
Other	82	(22)
Ending balance	$1,151	$1,806
Terms and Debt Repayment Schedule
The following table summarizes term loan facilities. The below arrangements are all considered to be secured.

Description	Currency	Nominal Interest Rate	Interest Payment Terms	Principal Payment Terms	Year of Maturity	2025 Carrying Amount	2024 Carrying Amount
USD Term Loan A	USD	SOFR + 2.90%	Quarterly	Semi-Annual	2025	$—	$586
2021 SGD EDB Loan	SGD	1.40%	Semi-Annual	Semi-Annual	2041	24	—
Various	EUR, USD	Various			2026-2032	62	167
Current total						86	753

2021 SGD EDB Loan	SGD	1.40%	Semi-Annual	Semi-Annual	2041	1,023	974
Various	EUR, USD	Various			2032	42	79
Non-current total						1,065	1,053
Total						$1,151	$1,806
On January 2, 2025, the Company prepaid all of its outstanding loans under the Term Loan A. The total amount of the prepayment was $664 million, comprising all outstanding loans and interest accrued through the date of prepayment. Upon the prepayment, assets pledged as common security under certain of the Company’s senior facilities and the revolving credit facility were irrevocably and unconditionally released in accordance with the terms. The revolving credit facility continues to be available to the Company on an unsecured basis following the release of the common security.
2021 SGD EDB Loan – On September 3, 2021, the Company entered into a loan agreement with Singapore Economic Development Board (“EDB”), which provided loan facilities with maximum drawdown of $1,149 million (SGD 1,541 million) at a fixed nominal interest rate of 1.4%. The difference between the nominal interest rate of the loan and the market interest rate for an equivalent loan is recognized as a government grant. The loan matures on June 1, 2041, with interest-only payments for the first 5 years and principal repayments commencing thereafter, payable on a semi-annual basis. The loan remains fully drawn as of December 31, 2025.
As of December 31, 2025 and 2024, $1,023 million and $974 million, respectively, were recorded in long-term debt based on an effective interest rate of 3.2% and $135 million and $158 million, respectively, were recorded in deferred income from government grants. Additionally, $24 million was recorded in short-term debt as of December 31, 2025.
5-year Revolving and Letter of Credit Facilities Agreement – On October 13, 2021, the Company entered into an amendment to the 5-year Revolving and Letter of Credit Facilities Agreement to increase the commitment to $1.0 billion.
The following table summarizes unutilized credit facilities available to the Company to maintain liquidity to fund operations:

(in millions)	December 31, 2025	December 31, 2024
Revolving Credit Facility	$1,011	$1,012
Uncommitted Credit Facilities(1)	105	102
Total	$1,116	$1,114
(1)     Credit facility made available to the Company, but the lender is not obligated to loan funds.
Assets pledged as security – Certain property, plant and equipment with a carrying amount of $2.6 billion have been pledged to secure borrowings under pledged agreements for the Company. The Company is not allowed to pledge these assets as security for other borrowings or to sell them outside normal course of business.
Compliance and Waivers – In September 2025 and November 2024, the Company obtained waivers to certain loan agreements, lease agreements and equipment purchase agreements, pursuant to which the lenders agreed to waive potential automatic events of default due to breach of any sanctions. The breaches related to shipments made in error to companies on the U.S. Bureau of Industry and Security’s Entity List. These waivers eliminated the possibility of automatic events of default that would have otherwise existed as of and prior to the date the waivers were obtained.